INCOME TAXES (Details 1) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Deferred:
Federal		$ (897,000)
State and local		(140,000)
Total income tax benefit		$ (1,037,000)